Warrants (Tables)	3 Months Ended
Feb. 28, 2022
Warrants (Tables)
Schedule of stockholders' equity note, warrants or rights
	Exercise	Number		Shares issuable
Warrant	price ($)	outstanding	Expiry	upon exercise

2018 Firm Warrants	0.75	20,000,000	October 16, 2023	20,000,000
October 2018 Placement Agent Warrants	0.9375	1,160,314	October 16, 2023	1,160,314
		21,160,314		21,160,314

Schedule of warrant transactions
	Outstanding, December 1, 2021	Issued	Expired	Exercised	Outstanding, February 28, 2022
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
October 2018 Placement
Agent Warrants	1,160,314	-	-	-	1,160,314
	21,160,314	-	-	-	21,160,314

	Outstanding, December 1, 2020	Issued	Expired	Exercised	Outstanding, February 28, 2021
June 2016 Warrants	277,478	-	-	-	277,478
March 2018 Warrants	441,666	-	-	-	441,666
March 2018 Placement
Agent Warrants	44,166	-	-	-	44,166
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
October 2018 Placement
Agent Warrants	1,160,314	-	-	-	1,160,314
	21,923,624	-	-	-	21,923,624